Fair Value Measurements and Derivatives - Additional Information (Detail)	1 Months Ended					12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Feb. 29, 2012 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2010 Interest Rate Swap [Member] USD ($)	Jun. 30, 2013 Fuel Swaps Mg	Dec. 31, 2012 Fuel Swaps Mg	Jun. 30, 2013 Fuel Swaps Maximum	Dec. 31, 2012 Fuel Swaps Maximum	Jun. 30, 2013 Fuel Collars and Fuel Options Mg	Dec. 31, 2012 Fuel Collars and Fuel Options Mg	Jun. 30, 2013 Fuel Collars and Fuel Options Maximum	Dec. 31, 2012 Fuel Collars and Fuel Options Maximum	Jun. 30, 2013 Foreign Exchange Option USD ($)	Jun. 30, 2013 Foreign Exchange Option EUR (€)	Dec. 31, 2012 Foreign Exchange Option USD ($)	Dec. 31, 2012 Foreign Exchange Option EUR (€)	Dec. 31, 2012 Foreign Exchange Forward USD ($)	Dec. 31, 2012 Foreign Exchange Forward EUR (€)	Jun. 30, 2013 Foreign Currency Collar USD ($)	Jun. 30, 2013 Foreign Currency Collar EUR (€)	Dec. 31, 2012 Foreign Currency Collar USD ($)	Dec. 31, 2012 Foreign Currency Collar EUR (€)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative maturing date									Dec. 31, 2015	Dec. 31, 2015			Dec. 31, 2014	Dec. 31, 2014
Projected fuel purchases							761,000	534,000			52,000	91,000
Notional amount of foreign currency derivatives															$ 227,700,000	€ 175,000,000	$ 521,100,000	€ 395,000,000	$ 259,900,000	€ 197,000,000	$ 130,100,000	€ 100,000,000	$ 131,900,000	€ 100,000,000
Loss on maturity of Interest rate swap recognized in Other Income(Expense)						(623,000)
Fair value of long-term debt		3,093,200,000	3,106,900,000		3,113,900,000
Fair value of long-term debt in excess of carrying value		98,000,000	121,500,000		75,800,000
Business acquisition, purchase price	7,500,000
Business acquisition, cash paid	4,000,000
Business acquisition, contingent consideration	3,500,000
Business acquisition, goodwill and tradenames				$ 8,500,000